Label	Element	Value
Horizon Active Risk Assist Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Horizon Active Risk Assist Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
The investment objective of the Horizon Active Risk Assist ® Fund (the “Risk Assist Fund”) is to capture the majority of the returns associated with equity market investments, while mitigating downside risk through use of a risk overlay strategy (the “Risk Assist strategy”).

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Risk Assist Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Risk Assist Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Risk Assist Fund. More information about these and other discounts is available from your financial professional and in this Prospectus in the “Class A Shares” section beginning on page 27.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Dec. 31, 2018
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Risk Assist Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Risk Assist Fund’s performance. During the most recent fiscal period ended November 30, 2015, the Risk Assist Fund’s portfolio turnover rate was 541% of the average value of the portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	541.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	“Remaining Other Expenses” for the Risk Assist Fund have been restated to reflect the estimated expenses of the Risk Assist Fund for its current fiscal year.
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	This number represents the combined total fees and operating expenses of the underlying funds owned by the Risk Assist Fund and is not a direct expense incurred by the Risk Assist Fund or deducted from Fund assets. Since this number does not represent a direct operating expense of the Risk Assist Fund, the operating expenses set forth in the Risk Assist Fund’s financial highlights do not include this figure.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Risk Assist Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Risk Assist Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Risk Assist Fund’s operating expenses remain the same (taking into account the contractual expense limitation).

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Inve stment Strategies of the Risk Assist Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Risk Assist Fund’s investment adviser, Horizon Investments, LLC (“Horizon”), seeks to achieve the Risk Assist Fund’s investment objective by using a multi-discipline active asset allocation investment approach. Horizon allocates the Risk Assist Fund’s assets across various sectors of the global securities markets.  In addition, Horizon seeks to mitigate downside risk through its Risk Assist strategy, which is an active risk reduction strategy intended to guard against large declines in an equity portfolio.

Global Securities Strategy

Horizon executes its global securities allocation strategy by allocating assets across one or more of the following sectors of the global securities markets:

•	U.S. Common Stocks

•	Foreign Developed Market Common Stocks

•	Emerging Market Common Stocks

•	Real Estate Investment Trusts (“REITs”)

•	Government Bonds

•	Corporate Bonds

•	International Bonds

•	Municipal Bonds

•	High Yield Bonds

Horizon selects asset classes using a flexible approach that allocates the Risk Assist Fund’s portfolio between asset classes that Horizon believes have the highest expected return for a given amount of risk. This flexible approach to investing typically seeks to maximize returns by adjusting portfolio asset-allocations among various asset classes based upon near-term forecasts.  Horizon assesses expected return and risk using a multi-disciplined approach consisting of economic, quantitative and fundamental analysis.  Horizon expects to engage in frequent buying and selling of securities to achieve the Risk Assist Fund’s investment objective.

Horizon typically executes its strategy by investing in exchange-traded funds (“ETFs”).  Potential ETFs are reviewed for sufficient trading liquidity and fit within overall portfolio diversification needs prior to investment.  Horizon may also invest in non-ETF securities, such as individual securities or baskets of securities, when it believes such investments may offer higher return and/or lower risk than an ETF or when Horizon believes such investments will provide strategic exposure to a specific sector or market segment.  Horizon expects that the Risk Assist Fund will typically hold no more than 30 ETF positions.

Horizon selects ETFs without restriction as to the issuer country, capitalization, currency, or maturity or credit quality of the securities held by each ETF. Under normal market conditions, the Risk Assist Fund invests a majority of its assets in ETFs that invest primarily in equity securities; however, certain ETFs in which the Risk Assist Fund may invest primarily in lower-quality fixed income securities commonly known as “high yield” or “junk” bonds, which are generally rated lower than Baa3 by Moody’s Investors Service (“Moody’s”) or lower than BBB- by Standard and Poor’s Rating Group (“S&P”).   In addition, the Risk Assist Fund may buy or write options on puts or calls for investment purposes, to hedge other investments or to generate option premiums for the Risk Assist Fund, and may implement such investments through option combinations such as spreads, straddles, strangles and collars.

Additional Overlay: Risk Assist Strategy

Under the Risk Assist strategy, Horizon continually measures market conditions with a specific focus on characteristics that indicate abnormal or severe risk conditions, in order to apply a proprietary process that prompts a risk reduction of the portfolio. Horizon executes this strategy by investing up to 100% of the Risk Assist Fund’s portfolio in U.S. Treasuries or U.S. Treasury-focused securities, which may include, without limitation, Treasury bonds, Treasury notes, Treasury Inflated Protection Securities (“U.S. Treasury Securities”), U.S. Government money market funds, exchange traded options on U.S. Treasury Securities, repurchase agreements fully collateralized by U.S. Treasury Securities, or ETFs that invest in any of the foregoing.  Horizon may also engage in options transactions on individual securities, ETFs or indexes to hedge against market declines or generate returns from falling asset prices.

Although Horizon may allocate 100% of the Risk Assist Fund’s assets to the Risk Assist strategy, it is not required to.  Instead, Horizon employs the Risk Assist strategy in stages, and Horizon may allocate between 0% and 100% of the Risk Assist Fund’s assets to the Risk Assist strategy, depending on Horizon’s determination of current market risk.

The Risk Assist Fund will typically sell portfolio securities to adjust portfolio allocations as described above, to seek to secure gains or limit potential losses, or when Horizon otherwise believes it is in the best interest of the Risk Assist Fund.

Risk [Heading]	rr_RiskHeading	Principal Risks of the Risk Assist Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Many factors affect the Risk Assist Fund’s performance. The Risk Assist Fund’s share price changes daily based on changes in market conditions in response to economic, political and financial developments. The direction and extent of those price changes will be affected by the financial condition, industry and economic sector, and geographic location of the securities in which the Risk Assist Fund invests.  The Risk Assist Fund is not federally insured or guaranteed by any government agency.  YOU MAY LOSE MONEY BY INVESTING IN THE FUND.

Emerging Markets Risk.  In addition to the risks generally associated with investing in securities of foreign companies, countries with emerging markets also may have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries, and securities markets that trade a small number of issues.

ETF Risk.  You will indirectly pay fees and expenses charged by the ETFs in addition to the Risk Assist Fund’s direct fees and expenses.  As a result, the cost of investing in the Risk Assist Fund will be higher than the cost of investing directly in ETF shares and may be higher than other mutual funds that invest directly in stocks and bonds.  Each ETF is subject to specific risks, depending on the nature of the fund.  These risks could include sector risk (increased risk from a focus on one or more sectors of the market), as well as risks associated with fixed income securities or foreign currencies.

Fixed Income Risk.  When the Risk Assist Fund invests in fixed income securities, options on fixed income securities or in securities in which the underlying investments are fixed income securities, the value of your investment in the Risk Assist Fund will fluctuate with changes in interest rates.  Typically, a rise in interest rates causes a decline in the value of the fixed income securities owned by the Risk Assist Fund or its underlying investments.  Issuers of floating rate debt are exposed to higher interest payments in a rising rate environment.  Issuers may default on interest and principal payments.  Generally, securities with lower debt ratings (“junk bonds”) have greater credit risk.

Fluctuation of NAV; Unit Premiums and Discounts. The NAV of the shares of the ETFs in which the Risk Assist Fund may invest will generally fluctuate with changes in the market value of the ETF’s securities holdings and supply and demand of the ETF’s shares on the exchanges on which the ETF’s shares are traded. The market prices of an ETF’s shares may deviate significantly from the NAV of the ETF’s shares during periods of market volatility. If the Risk Assist Fund purchases an ETF’s shares at a time when the market price is at a premium to the NAV of the ETF’s shares or sells at a time when the market price is at a discount to the NAV of the ETF’s shares, then the Risk Assist Fund may sustain losses that are in addition to any losses caused by a decrease in NAV.

Foreign Currency Risk.  Foreign currency-linked investment risk includes market risk, credit risk and country risk.  Market risk results from adverse changes in exchange rates in the currencies in which the Risk Assist’s underlying investments are long or short.  Credit risk results because a currency-trade counterparty may default.  Country risk arises because a government may interfere with transactions in its currency.

Foreign Securities Risk. Foreign securities may be riskier than U.S. investments because of factors such as unstable international political and economic conditions, currency fluctuations, foreign controls on investment and currency exchange, withholding taxes, a lack of adequate company information, less liquid and more volatile markets, and a lack of governmental regulation.  Foreign companies generally are not subject to accounting, auditing, and financial reporting standards comparable to those applicable to U.S. companies.  Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities.  Sovereign issuers may lack sufficient revenue to repay debts or may repudiate debts despite an ability to repay.

High Yield or Junk Bond Risk. Lower-quality fixed income securities, known as “high yield” or “junk” bonds, present a significant risk for loss of principal and interest.  These bonds offer the potential for higher return, but also involve greater risk than bonds of higher quality, including an increased possibility that the bond’s issuer, obligor or guarantor may not be able to make its payments of interest and principal (credit quality risk).

Limited History of Operations Risk. The Risk Assist Fund has a limited history of operations for investors to evaluate.

Management Risk.   The ability of the Risk Assist Fund to meet its investment objective is directly related to the allocation of the Risk Assist Fund’s assets.  Horizon may allocate the Risk Assist Fund’s investments so as to under-emphasize or over-emphasize investments under the wrong market conditions, in which case the Risk Assist Fund’s value may be adversely affected.

Market Risk.   Investments in securities in general are subject to market risks that may cause their prices to fluctuate over time. The Risk Assist Fund’s investments may decline in value due to factors affecting securities markets generally, or particular countries, segments, economic sectors, industries or companies within those markets. The value of a security may decline due to general economic and market conditions that are not specifically related to a particular issuer. Markets may, in response to governmental actions or intervention, economic or market developments, or other external factors, experience periods of high volatility and reduced liquidity. During those periods, the Fund may experience high levels of shareholder redemptions, and may have to sell securities at times when the Fund would otherwise not do so, potentially at unfavorable prices. Certain securities may be difficult to value during such periods.

Options Risk. Investments in options involve risks different from, or possibly greater than, the risks associated with investing directly in securities including leverage risk, tracking risk and, in the case of over the counter options, counterparty default risk. Option positions may expire worthless exposing the Allocation Fund to potentially significant losses.

Real Estate Risk.   Real estate values rise and fall in response to a variety of factors, including local, regional and national economic conditions, interest rates and tax considerations.  REIT performance depends on the types and locations of the rental properties it owns and on how well it manages those properties.

Risk Assist Strategy Risk.  There can be no guarantee that the Risk Assist strategy will be successful in preventing losses in the Risk Assist Fund’s portfolio.  Because the Risk Assist strategy may be implemented in stages, the Risk Assist Fund may have market exposure during times when the Risk Assist strategy is being implemented.  To the extent that the Risk Assist strategy is implemented, the Risk Assist Fund will likely not benefit from capital appreciation or income from the equity markets.

Smaller and Medium Issuer Risk.  Investments in underlying investments that own small and medium capitalization companies and direct investments in individual small and medium capitalization companies may be more vulnerable than larger, more established organizations to adverse business or economic developments.

Turnover Risk.   As a result of its trading strategies, the Risk Assist Fund may sell portfolio securities without regard to the length of time they have been held and will likely have a higher portfolio turnover rate than other mutual funds. Since portfolio turnover may involve paying brokerage commissions and other transaction costs, higher turnover generally results in additional expenses. High rates of portfolio turnover may lower the performance of the Risk Assist Fund due to these increased costs and may also result in the realization of short-term capital gains. If the Risk Assist Fund realizes capital gains when securities are sold, the Risk Assist Fund must generally distribute those gains to shareholders, increasing the Risk Assist Fund’s taxable distributions. High rates of portfolio turnover in a given year would likely result in short-term capital gains that are taxed to shareholders at ordinary income tax rates.

Risk Lose Money [Text]	rr_RiskLoseMoney	YOU MAY LOSE MONEY BY INVESTING IN THE FUND.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	The Risk Assist Fund is not federally insured or guaranteed by any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart illustrates the risks of investing in Class N Shares of the Allocation Fund by showing the Risk Assist Fund’s average returns for each calendar quarter since inception.  The Average Annual Total Returns table shows how the Risk Assist Fund’s average annual returns compare with those of a broad measure of market performance, as well as an additional index that reflects the market sectors in which the Risk Assist Fund may invest.   Remember, the Risk Assist Fund’s past performance, before and after taxes, is not necessarily an indication of how the Risk Assist Fund will perform in the future. Updated performance information is available at no cost by visiting www.horizonmutualfunds.com or by calling 1-855-754-7932.  Class I Shares of the Risk Assist Fund have not commenced investment operations as of the date of this Prospectus.

The Risk Assist Fund is the successor to the investment performance of the Predecessor Risk Assist Fund as a result of the reorganization of the Predecessor Risk Assist Fund into the Risk Assist Fund on February 8, 2016.  Accordingly, the performance information shown below is that of the Predecessor Risk Assist Fund.  The Predecessor Risk Assist Fund was also advised by Horizon and had substantially the same investment objective, strategies and policies as the Risk Assist Fund.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart illustrates the risks of investing in Class N Shares of the Allocation Fund by showing the Risk Assist Fund’s average returns for each calendar quarter since inception.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-754-7932
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.horizonmutualfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Remember, the Risk Assist Fund’s past performance, before and after taxes, is not necessarily an indication of how the Risk Assist Fund will perform in the future.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the period shown in the bar chart, the best performance for a quarter was 2.68% (for the quarter ended December 31, 2015).  The worst performance was -8.12% (for the quarter ended September 30, 2015).

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best performance
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2015
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	2.68%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst performance
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(8.12%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	If you own shares of the Risk Assist Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class N shares only and after-tax returns for other classes will vary to the extent that each class has different expenses.
Performance Table Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown.  If you own shares of the Risk Assist Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment.  A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.  After-tax returns are shown for Class N shares only and after-tax returns for other classes will vary to the extent that each class has different expenses.

The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of the largest U.S. domiciled companies and includes the reinvestment of all dividends.  The MSCI ACWI (ex-US) Index is a market-capitalization weighted index that provides a broad measure of stock performance throughout the world, with the exception of U.S.-based equities.  The MSCI ACWI (ex-US) Index includes both developed and emerging markets.    The Barclays Aggregate Bond Index is a market capitalization-weighted index, meaning the securities in the index are weighted according to the market size of each bond type. Most U.S. traded investment grade bonds are represented. Municipal bonds and Treasury Inflation-Protected Securities are excluded, due to tax treatment issues. The index includes Treasury securities, Government agency bonds, mortgage-backed bonds, corporate bonds, and a small amount of foreign bonds traded in U.S.  Investors cannot invest directly in an index.

Returns would have been lower if Horizon had not waived and/or reimbursed certain expenses of the Risk Assist Fund during the periods shown.

Caption	rr_AverageAnnualReturnCaption	Risk Assist Fund Average Annual Total Returns For the periods ended December 31, 2015
Horizon Active Risk Assist Fund | S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.38%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.63%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 28, 2014
Horizon Active Risk Assist Fund | 80% S&P 500 Total Return Index/ 20% MSCI ACWI (ex-US) (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	80% S&P 500 Total Return Index/ 20% MSCI ACWI (ex-US) (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(0.02%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.13%	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 28, 2014
Horizon Active Risk Assist Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends/Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Servicing Expenses	rr_Component1OtherExpensesOverAssets	none
Remaining Other Expenses	rr_Component2OtherExpensesOverAssets	0.16%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.21%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.72%
Fee Waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	rr_NetExpensesOverAssets	1.63%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Risk Assist Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	731
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,060
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,430
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,466
Label	rr_AverageAnnualReturnLabel	Class A Shares Return Before Taxes
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(1.11%)	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 04, 2015
Horizon Active Risk Assist Fund | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends/Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Expenses	rr_Component1OtherExpensesOverAssets	none
Remaining Other Expenses	rr_Component2OtherExpensesOverAssets	0.16%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.16%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.21%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.47%
Fee Waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	rr_NetExpensesOverAssets	1.38%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 140
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	437
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	776
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,733
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Class I Shares of the Risk Assist Fund have not commenced investment operations as of the date of this Prospectus.
Horizon Active Risk Assist Fund | Class N
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of the lower of original purchase price or redemption proceeds)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends/Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Servicing Expenses	rr_Component1OtherExpensesOverAssets	0.25%
Remaining Other Expenses	rr_Component2OtherExpensesOverAssets	0.16%	[2]
Other Expenses	rr_OtherExpensesOverAssets	0.41%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.21%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.72%
Fee Waiver and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[4]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursements	rr_NetExpensesOverAssets	1.63%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 166
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	514
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	907
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 2,006
Annual Return 2015	rr_AnnualReturn2015	(5.56%)
Label	rr_AverageAnnualReturnLabel	Class N Shares Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(5.56%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(3.07%)	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 28, 2014
Horizon Active Risk Assist Fund | Class N | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class N Shares Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(5.99%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(3.40%)	[1]
Horizon Active Risk Assist Fund | Class N | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class N Shares Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.15%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(2.49%)	[1]

[1]	Class N Shares commenced operations on August 28, 2014. Class A shares commenced operations on September 4, 2015. Index information is since inception of Class N shares.
[2]	The Risk Assist Fund is the successor to the Horizon Active Risk Assist ® Fund (the "Predecessor Risk Assist Fund"), which reorganized into the Risk Assist Fund on February 8, 2016. "Remaining Other Expenses" for the Risk Assist Fund have been restated to reflect the estimated expenses of the Risk Assist Fund for its current fiscal year.
[3]	This number represents the combined total fees and operating expenses of the underlying funds owned by the Risk Assist Fund and is not a direct expense incurred by the Risk Assist Fund or deducted from Fund assets. Since this number does not represent a direct operating expense of the Risk Assist Fund, the operating expenses set forth in the Risk Assist Fund's financial highlights do not include this figure.
[4]	The Risk Assist Fund's investment adviser, Horizon Investments, LLC, has contractually agreed to waive its fees and reimburse expenses of the Risk Assist Fund, at least until December 31, 2018 , so that the Total Annual Fund Operating Expenses After Fee Waivers and Reimbursement ( exclusive of front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses (such as litigation )) will not exceed 1.42%, 1.17% and 1.42% of average daily net assets for Class A, Class I and Class N Shares, respectively; provided, however, that any f ees waived and expenses reimbursed are subject to possible recoupment by the Adviser, within three years after the end of the fiscal year in which such fees have been waived or expenses reimbursed, if such recoupment can be achieved without exceeding the foregoing expense limit . Only the Risk Assist Fund's Board of Trustees may elect to terminate the advisory fee waiver agreement .